Shareholders' Equity	6 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

Note 11 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was incorporated on July 4, 2023 as a holding company. The Company’s authorized share capital is $50,000 divided into 500,000,000 ordinary shares of a par value of $0.0001 each. The number of ordinary shares issued and outstanding was 92.1 as of July 4, 2023.

Recapitalization

By April 15, 2024, the Company effectuated a series of share recapitalizations (the “Recapitalization”). As a result of the Recapitalization, the Company had nominal issuance of 25,000,001 ordinary shares to the existing ordinary shareholders, after which, the Company has an aggregated of 25,000,001 ordinary shares issued and outstanding. The Company believes that the Recapitalization should be accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

Private Placements

Two independent investors signed agreements with the Company on March 11, 2024 to invest in aggregated of approximately $3.0 million (or $1.5 million per each investor) in exchange for total of 500,002 ordinary shares of the Company (or 250,001 ordinary shares per each investor). As of the date of this filing, the Company received $3.0 million. The related issuance of the ordinary shares for the private placement was completed on April 8, 2024, which was accounted as a standalone private placement, separate from the Recapitalization. The proceeds received by the Company related to this private placement amounted to $1,350,000 for the six months ended December 31, 2024.

Dividends

On September 8, 2023, Top Moral declared and paid dividends of $600,000. On November 15, 2023, Max Bright declared and paid dividends of $3,700,000. On November 15, 2023, Top Creation declared and paid dividends of $2,800,000. On November 16, 2023, Top Legend declared and paid dividends of $3,700,000. On November 20, 2023, Top Moral declared and paid dividends of $800,000. On March 12, 2024, Top Moral declared and paid dividends of $200,000.

Subsidiaries	Date of Dividends	Amounts	Receiving Shareholder
Top Moral	September 8, 2023	$600,000	Ocean Master Worldwide Corporation
Max Bright	November 15, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Creation	November 15, 2023	$2,800,000	Ocean Master Worldwide Corporation
Top Legend	November 16, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Moral	November 20, 2023	$800,000	Ocean Master Worldwide Corporation
Top Moral	March 12, 2024	$200,000	Ocean Master Worldwide Corporation